Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 560	Taxes	CANADA	snj:CA-SK	Ministry of Finance	fnv:MidaleUnitAndWeyburnUnitWorkingInterestMember
#: 2
	540	Taxes	CANADA	snj:CA-SK	Ministry of Energy and Resources	Midale Unit Working Interest
#: 3
	1,810	Royalties	CANADA	snj:CA-SK	Ministry of Energy and Resources	Weyburn Unit Working Interest
#: 4
	500	Taxes	CANADA		Canada Revenue Agency	fnv:MidaleUnitAndWeyburnUnitWorkingInterestMember
#: 5
	260	Fees	UNITED STATES		United States Department of the Interior Bureau of Land Management
#: 6
	120	Taxes	UNITED STATES	snj:US-TX	Glasscock County Treasurer's Office
#: 7
	110	Taxes	UNITED STATES	snj:US-TX	Martin County Treasurer's Office
#: 8
	390	Taxes	UNITED STATES	snj:US-TX	Midland County Treasurer's Office
#: 9
	2,130	Taxes	UNITED STATES	snj:US-TX	Panola County Treasurer's Office
#: 10
	$ 410	Taxes	UNITED STATES	snj:US-TX	Reeves County Treasurer's Office